UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2003

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2711 N. Haskell Avenue
      	 Suite 2070
	 Dallas, TX  75204

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 821-3119

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX		July 21, 2003
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	64
Form 13F Information Table Value Total:	$117,039,000



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101      640    16290 SH       SOLE                    14200              2090
ADTRAN INC                     COM              00738A106     1528    49120 SH       SOLE                    46600              2520
AETNA INC                      COM              00817Y108      572     8460 SH       SOLE                     7900               560
ALCOA INC                      COM              013817101     2755    72500 SH       SOLE                    72500
ALLSTATE CORP                  COM              020002101     2041    47450 SH       SOLE                    47000               450
ALTERA CORP.                   COM              021441100      346    15245 SH       SOLE                    13600              1645
AMERICAN EXPRESS CO            COM              025816109     2845    58980 SH       SOLE                    57800              1180
AMERICAN POWER CONVERSION      COM              029066107     2388    97450 SH       SOLE                    96100              1350
APOLLO GROUP                   COM              037604105      659     9690 SH       SOLE                     8950               740
APPLIED MATLS INC              COM              038222105     2205    98250 SH       SOLE                    93800              4450
AUTODESK INC                   COM              052769106     1346    54740 SH       SOLE                    54600               140
BANK OF AMERICA CORP.          COM              060505104     2231    27742 SH       SOLE                    26700              1042
BEAR STEARNS COS. INC.         COM              073902108     2072    25910 SH       SOLE                    25000               910
BELLSOUTH CORP                 COM              079860102     2657    93900 SH       SOLE                    93200               700
BLACK & DECKER CORP.           COM              091797100     2294    46520 SH       SOLE                    46200               320
BRISTOL MYERS SQUIBB           COM              110122108     3143   109880 SH       SOLE                   104200              5680
CATERPILLAR INC.               COM              149123101     3298    39730 SH       SOLE                    38550              1180
CHICOS FAS INC                 COM              168615102     2396    64850 SH       SOLE                    64700               150
CHUBB CORP                     COM              171232101      545     8000 SH       SOLE                     8000
CISCO SYS INC                  COM              17275R102     3118   128350 SH       SOLE                   119700              8650
CITIGROUP INC                  COM              172967101     2097    43200 SH       SOLE                    42800               400
CITY NATL CORP                 COM              178566105      565     9100 SH       SOLE                     9100
COACH INC                      COM              189754104      764    20240 SH       SOLE                    19000              1240
COCA COLA CO.                  COM              191216100     3050    60100 SH       SOLE                    60100
CONOCO PHILLIPS                COM              20825c104     1081    16490 SH       SOLE                    14600              1890
CONSTELLATION BRANDS INC       COM              21036P108      631    19150 SH       SOLE                    16800              2350
COOPER TIRE & RUBR CO          COM              216831107     1522    71200 SH       SOLE                    71000               200
DEERE & CO                     COM              244199105     2343    36015 SH       SOLE                    35100               915
DISNEY WALT CO COM DISNEY      COM              254687106     2374   101750 SH       SOLE                    98000              3750
EMC CORPORATION                COM              268648102     2574   199260 SH       SOLE                   194700              4560
ENERGIZER HLDGS INC            COM              29266R108      625    16645 SH       SOLE                    15700               945
ENGINEERED SUPPORT SYS         COM              292866100     1832    33272 SH       SOLE                    31200              2072
ENTERGY                        COM              29364G103     1882    32950 SH       SOLE                    31200              1750
EON LABS INC                   COM              29412E100     1289    25300 SH       SOLE                    25300
EXXON MOBIL CORP               COM              30231G102     2805    68406 SH       SOLE                    65000              3406
FIDELITY NATL FINL INC         COM              316326107      767    19785 SH       SOLE                    17750              2035
FIRST TENN NATL CORP           COM              337162101      531    12050 SH       SOLE                    10800              1250
FOUNDRY NETWORKS INC           COM              35063R100      661    24170 SH       SOLE                    22120              2050
GENENTECH INC                  COM              368710406     2938    31400 SH       SOLE                    31400
GILLETTE CO                    COM              375766102     2434    66260 SH       SOLE                    65600               660
GOLDEN WEST FINANCIAL CORP.    COM              381317106     3121    30250 SH       SOLE                    29150              1100
H & R BLOCK INC.               COM              093671105     1744    31500 SH       SOLE                    30700               800
HEWLETT PACKARD CO             COM              428236103     3451   150223 SH       SOLE                   146700              3523
INTEL CORP                     COM              458140100     2977    92900 SH       SOLE                    85000              7900
LEGG MASON INC                 COM              524901105     2829    36650 SH       SOLE                    36300               350
LOWES COMPANIES INC.           COM              548661107      597    10785 SH       SOLE                    10200               585
MARTIN MARIETTA MATLS          COM              573284106      652    13880 SH       SOLE                    13300               580
MCDONALDS CORP                 COM              580135101     2264    91200 SH       SOLE                    91200
MERRILL LYNCH                  COM              590188108      614    10470 SH       SOLE                    10100               370
MICROSOFT CORP                 COM              594918104     3430   125320 SH       SOLE                   117000              8320
MID ATLANTIC MED SVCS          COM              59523C107     3012    46485 SH       SOLE                    45400              1085
OCCIDENTAL PETE CORP           COM              674599105     3353    79370 SH       SOLE                    75800              3570
PACCAR INC                     COM              693718108      546     6410 SH       SOLE                     6100               310
PALL CORP COM                  COM              696429307      628    23425 SH       SOLE                    22300              1125
PATTERSON DENTAL               COM              703412106     2068    32315 SH       SOLE                    32200               115
PROGRESSIVE CORP               COM              743315103     2681    32075 SH       SOLE                    30100              1975
QLOGIC CORP.                   COM              747277101      521    10100 SH       SOLE                    10000               100
STAPLES INC                    COM              855030102      700    25625 SH       SOLE                    23500              2125
STARBUCKS CORP                 COM              855244109      605    18300 SH       SOLE                    18100               200
TEVA PHARMACEUTICAL            COM              881624209     2599    45830 SH       SOLE                    44900               930
TEXTRON INC                    COM              883203101     2619    45900 SH       SOLE                    45900
UNIONBANCAL CORP               COM              908906100     1151    20000 SH       SOLE                    20000
VARIAN MED SYS                 COM              92220P105      628     9085 SH       SOLE                     8000              1085
WAL MART STORES, INC.          COM              931142103     2404    45325 SH       SOLE                    43800              1525